Commitments and contingencies (Detail Textuals)	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013	Mar. 01, 2012	Feb. 01, 2012	Jun. 30, 2011 Financing Agreement USD ($)	Dec. 31, 2012 Financing Agreement USD ($)	Dec. 31, 2012 Financing Agreement CAD	Dec. 31, 2012 Financing Agreement Warrant USD ($)	Jun. 30, 2011 Financing Agreement Warrant
Schedule Of Commitments and Contingencies [Line Items]
Percentage of cash commission required to pay on proceeds from financing arranged by service provider						8.00%
Percentage of warrants required to issue for number of units issued to investor						8.00%
Fees paid under financing agreement							$ 49,635	50,000
Number of fair value of warrants recognized									100,000
Recognized fair value of warrants									13,759
Stock and derivative liability issuance cost						$ 63,394
Price per share for one common stock share acquired			0.50	0.50	0.50					0.50